STOCK-BASED COMPENSATION AND EQUITY AWARDS - Summary of Stock Option Activity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested [Abstract]
Fair value valuation, estimated fair market value of stock (in usd per share)	$ 14.43	$ 15.70
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding Ending Balance (in shares)	993,934	963,221	1,040,278
Employee, Non-Employee, and Agent Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding Beginning Balance (in shares)	4,179,119
Granted (in shares)	684,937
Exercised (in shares)	(312,020)
Expired (in shares)	(31,888)
Forfeited, Shares	(43,533)
Outstanding Ending Balance (in shares)	4,476,615	4,179,119
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning, Weighted-Average Exercise Price (in usd per share)	$ 8.18
Granted, Weighted-Average Exercise Price (in usd per share)	$ 15.01
Exercised, Weighted-Average Exercise Price (in usd per share)	$ 6.16
Expired, Weighted-Average Exercise Price (in usd per share)	$ 4.41
Forfeited, Weighted-Average Exercise Price (in usd per share)	$ 7.14
Ending, Weighted-Average Exercise Price (in usd per share)	$ 9.45	$ 8.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding, Weighted- Average Remaining Contractual Term (years)	5 years 11 months 16 days	5 years 7 months 13 days
Outstanding, Weighted- Average Remaining Contractual Term (years)	5 years 11 months 16 days	5 years 7 months 13 days
Outstanding, Aggregate Intrinsic Value	$ 31,434
Outstanding, Aggregate Intrinsic Value	22,800	31,434
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Vested or expected to vest (in shares)	4,421,693
Vested or expected to vest, Weighted-Average Exercise Price (in usd per share)	$ 9.39
Vested or expected to vest, Weighted-Average Remaining Contractual Term (years)	5 years 11 months 23 days
Vested or expected to vest, Aggregate Intrinsic Value	22,653
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested [Abstract]
Vested (in shares)	2,478,103
Vested, Weighted-Average Exercise Price (in usd per share)	$ 7.82
Vested, Weighted-Average Remaining Contractual Term (years)	4 years 5 months 26 days
Vested, Aggregate Intrinsic Value	16,374
Employee Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding Beginning Balance (in shares)		4,520,143
Granted (in shares)		262,963
Exercised (in shares)		(378,676)
Expired (in shares)		(122,354)
Forfeited, Shares		(240,261)
Outstanding Ending Balance (in shares)		4,041,815	4,520,143
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning, Weighted-Average Exercise Price (in usd per share)		$ 7.63
Granted, Weighted-Average Exercise Price (in usd per share)		$ 10.94
Exercised, Weighted-Average Exercise Price (in usd per share)		$ 4.37
Expired, Weighted-Average Exercise Price (in usd per share)		$ 3.96
Forfeited, Weighted-Average Exercise Price (in usd per share)		$ 9.09
Ending, Weighted-Average Exercise Price (in usd per share)		$ 8.19	$ 7.63
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding, Weighted- Average Remaining Contractual Term (years)		5 years 7 months 13 days	5 years 10 months 17 days
Outstanding, Weighted- Average Remaining Contractual Term (years)		5 years 7 months 13 days	5 years 10 months 17 days
Outstanding, Aggregate Intrinsic Value		5,633
Outstanding, Aggregate Intrinsic Value		30,360	5,633
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Vested or expected to vest (in shares)		3,999,461
Vested or expected to vest, Weighted-Average Exercise Price (in usd per share)		$ 8.16
Vested or expected to vest, Weighted-Average Remaining Contractual Term (years)		5 years 7 months 6 days
Vested or expected to vest, Aggregate Intrinsic Value		30,110
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested [Abstract]
Vested (in shares)		2,443,893
Vested, Weighted-Average Exercise Price (in usd per share)		$ 7.29
Vested, Weighted-Average Remaining Contractual Term (years)		4 years 3 months 4 days
Vested, Aggregate Intrinsic Value		$ 20,558